Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue recognition
Revenue	$ 7,294,700	$ 11,851,792
Online VIP membership revenue
Revenue recognition
Revenue	5,284,761	9,390,420
Online SVIP membership revenue
Revenue recognition
Revenue	1,395,327	2,348,454
Technology services revenue
Revenue recognition
Revenue	$ 614,612	$ 112,918